UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      SCS Capital Management, LLC

Address:   1 Winthrop Square
           Boston, MA 02110


Form 13F File Number: 028-14545


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Joseph McCuine
Title:  Chief Operating Officer
Phone:  (617) 204-6400

Signature,  Place,  and  Date  of  Signing:

/s/ Joseph McCuine                 Boston, MA                         10/25/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              10

Form 13F Information Table Value Total:  $      610,597
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE


                                                          FORM 13F INFORMATION TABLE

          COLUMN 1                 COLUMN 2      COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ ---------------- --------- -------- ------------------ ---------- --------  --------------------
                                                           VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING  AUTHORITY
       NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------ ---------------- --------- -------- --------- --- ---- ---------- --------  -------- ------ ----
EGA EMERGING GLOBAL SHS TR     EGS EMKTCONS ETF 268461779    29200   1200664 SH       SOLE	            1200664      0    0
ISHARES TR                     BARCLYS 3-7 YR   464288661     4996     40378 SH       SOLE                    40378      0    0
ISHARES TR                     MSCI ACWI EX     464288240     2763     70151 SH       SOLE                    70151      0    0
ISHARES TR                     MSCI EAFE INDEX  464287465   101786   1920486 SH       SOLE                  1920486      0    0
ISHARES TR                     RUSSELL 3000     464287689    91719   1080948 SH	      SOLE                  1080948      0    0
ISHARES TR                     S&P NA NAT RES   464287374    11869    300413 SH       SOLE                   300413      0    0
SPDR GOLD TRUST                GOLD SHS         78463V107   263740   1534356 SH       SOLE                  1534356      0    0
SPDR S&P 500 ETF TR            TR UNIT          78462F10      8845     61439 SH       SOLE                    61439      0    0
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858    95679   2293354 SH       SOLE                  2293354      0    0

